Income Taxes (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) subsidiary	Jun. 30, 2018 USD ($) subsidiary	Dec. 31, 2018
Deferred income tax	$ 1,073	$ 1,277
Income tax expense	2,462	2,680
Reconciliation of reported income tax expense to the theoretical tax amount
Loss before income taxes and equity in earnings of equity investees	(68,301)	(50,495)
Tax calculated at the statutory tax rate of the Company	(11,270)	(8,332)
Different tax rates available in different jurisdictions	1,351	893
Tax valuation allowance	13,309	10,231
Preferential tax deduction	(2,908)	(1,763)
Expenses not deductible for tax purposes	1,094	690
Utilization of previously unrecognized tax losses	(49)	(2)
Withholding tax on undistributed earnings of PRC entities	1,386	1,323
Others	(451)	(360)
Income tax expense	2,462	2,680
Hong Kong
Current tax	$ 220	$ 289
Tax rates
Income tax rate (as a percent)	16.50%	16.50%
PRC
Current tax	$ 822	$ 1,010
Tax rates
Income tax rate (as a percent)	25.00%	25.00%
Preferential income tax rate (as a percent)	15.00%	15.00%
Dividends declared withholding tax rate (as a percent)	10.00%	10.00%
Lower withholding tax rate (as a percent)	5.00%	5.00%
Minimum equity interest of foreign investor required for lower withholding tax rate (as a percent)	25.00%	25.00%
Distributable reserves expected to be distributed as dividends (as a percent)	100.00%		100.00%
United States
Current tax	$ 347	$ 104
Tax rates
Income tax rate (as a percent)	21.00%	21.00%
U.S. state taxes (as a percent)	9.00%	9.00%
U.S. withholding tax (as a percent)	30.00%	30.00%
British Virgin Islands
Tax rates
Number of subsidiaries | subsidiary	2	2